Transactions with non-controlling interests - Narrative (Details) - EUR (€) € in Thousands					12 Months Ended
	Mar. 29, 2019	Sep. 28, 2018	Jun. 30, 2018	Apr. 12, 2018	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Non-controlling interests [Line Items]
Share capital					€ 1,916	€ 341	€ 341
Non-convertible equity certificates					0	4,891	4,494
Non-Convertible Preferred Equity Certificates
Non-controlling interests [Line Items]
Net acquisition and sale of shares and NC-PECs						€ 500	€ 0
Global Blue Management Equity Plan | Senior Management
Non-controlling interests [Line Items]
Non-convertible equity certificates					€ 3,000
Global Blue Russia Holding B.V.
Non-controlling interests [Line Items]
Proportion of ownership interest in subsidiary			51.00%
Proportion of ownership interests held by non-controlling interests				49.00%
Global Blue Russia AO
Non-controlling interests [Line Items]
Proportion of ownership interest in subsidiary					51.00%	50.93%
Proportion of ownership interests held by non-controlling interests			49.00%
Global Blue Cross Border SA
Non-controlling interests [Line Items]
Proportion of ownership interest in subsidiary		70.00%			70.00%	69.90%
Proportion of ownership interests held by non-controlling interests		30.00%
Share capital		€ 1,000
Share capital, contribution by Global Blue		€ 700
IRIS Global Blue TRS Malaysia Sdn. Bhd.
Non-controlling interests [Line Items]
Proportion of ownership interests held by non-controlling interests	23.90%	23.90%
Global Blue Holland B.V. | Global Blue Russia Holding B.V.
Non-controlling interests [Line Items]
Proportion of ownership interest in subsidiary				51.00%
Global Blue Russia Holding B.V. | Global Blue Russia AO
Non-controlling interests [Line Items]
Proportion of ownership interest in subsidiary			100.00%